SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION - Additional Information (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Mortgage debt, net	$ 47,000
Aggregate cost for federal income tax purposes	$ 3,911,604
Useful life of buildings and improvements	40 years
Useful life of equipment	12 years